Financial liabilities at amortized cost - Deposits From Customers (Details) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Financial Liabilities At Amortised Cost [Abstract]
Savings Accounts	$ 4,568,620,629	$ 3,745,858,253
Time deposits	3,096,287,478	1,654,828,856
Currents accounts	1,781,297,285	1,989,615,392
Investment accounts	303,754,063	396,604,568
Other	54,778,013	58,431,489
TOTAL	$ 9,804,737,468	$ 7,845,338,558